Equity (Summary of Classes of Share Capital - Treasury Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 115,160
Balance at end of period	$ 125,394	$ 111,576	$ 125,394	$ 111,576
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	313	281	213	748
Purchase of shares, Number of shares	33,496	35,739	112,437	99,918
Sale of shares, Number of shares	(32,900)	(35,612)	(111,741)	(100,258)
Ending balance, Number of shares	909	408	909	408
Balance at beginning of period	$ (26)	$ (24)	$ (17)	$ (64)
Purchase of shares, Amount	(3,222)	(2,745)	(9,606)	(7,995)
Sale of shares, Amount	3,156	2,734	9,531	8,024
Balance at end of period	(92)	(35)	(92)	(35)
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period	$ 10,788	$ 10,888	$ 10,788	$ 10,888
Preferred shares and other equity instruments [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	141	138	163	142
Purchase of shares, Number of shares	705	2,716	4,147	5,955
Sale of shares, Number of shares	(779)	(2,307)	(4,243)	(5,550)
Ending balance, Number of shares	67	547	67	547
Balance at beginning of period	$ (28)	$ (8)	$ (18)	$ (65)
Purchase of shares, Amount	(73)	(147)	(1,460)	(398)
Sale of shares, Amount	99	138	1,476	446
Balance at end of period	$ (2)	$ (17)	$ (2)	$ (17)